Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits		$ 20,502	$ 21,752
Accrued legal contingencies		18,940	16,881
Equipment, engineering, design, and testing services received not invoiced		9,443	13,863
Deposits from customers	$ 3,610	3,573	4,354
Due to affiliates			6,673
Obligation to issue registered shares of Class A Common Stock			12,635
Other current liabilities	$ 11,298	13,251	11,780
Total accrued expenses and other current liabilities		$ 65,709	$ 87,938